Long-Term Debt (Details) - Long-term debt table (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, including current portion		$ 2,942	$ 2,557
Less portion due within one year	2,187	2,487	2,045
Long-term debt		455	512
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		1,096	1,153
9½% Subordinated debentures due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		334	339
Revolving loan bank secured [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		1,000	500
Real estate mortgages [Member]
Debt Instrument [Line Items]
Long-term debt, including current portion		$ 512	$ 565